Nationwide Life Insurance Company • Nationwide VLI Separate Account – 4

Prospectus supplement dated December 21, 2011

to Prospectus dated May 1, 2011

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

The following sub-accounts are only available in policies that were issued on or before December 31, 2011:

•	Invesco – Invesco V.I. Capital Development Fund: Series I
•	Lincoln Variable Insurance Products Trust – LVIP Baron Growth Opportunities Fund: Service Class